RESTRICTED CASH	12 Months Ended
Sep. 30, 2016
Restricted Cash and Investments [Abstract]
RESTRICTED CASH
RESTRICTED CASH
Restricted cash represents funds for specific purposes and therefore are not generally available for general corporate purposes. As reflected on the consolidated balance sheet, restricted cash represents funds held by or on behalf of the Trust specifically for capital improvements at multi-family properties.